Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.2%
Hexcel Corp. ........................ 223,754 $ 12,639,863
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.
(a) (b)
................. 636,291 30,987,372
Automobile Components — 1.6%
Autoliv, Inc. ......................... 396,184 44,332,990
Gentex Corp. ....................... 737,583 16,219,450
Goodyear Tire & Rubber Co. (The)
(b)
........ 1,588,809 16,475,949
Lear Corp. ......................... 298,127 28,316,103
Visteon Corp.
(b)
...................... 151,591 14,143,440
119,487,932
Automobiles — 0.5%
Harley-Davidson, Inc. .................. 608,040 14,349,744
Thor Industries, Inc. ................... 296,736 26,353,124
40,702,868
Banks — 9.4%
Associated Banc-Corp. ................. 908,857 22,167,022
Bank OZK ......................... 587,535 27,649,397
Cadence Bank ...................... 990,462 31,674,975
Columbia Banking System, Inc. ........... 1,168,937 27,329,747
Comerica, Inc. ....................... 732,088 43,669,049
Commerce Bancshares, Inc. ............. 290,346 18,050,811
Cullen/Frost Bankers, Inc. ............... 107,452 13,811,880
First Financial Bankshares, Inc. ........... 315,798 11,362,412
First Horizon Corp. .................... 2,824,421 59,877,725
Flagstar Financial, Inc.
(a)
................ 1,692,146 17,936,748
FNB Corp. ......................... 2,006,179 29,250,090
Glacier Bancorp, Inc. .................. 362,075 15,598,191
Hancock Whitney Corp. ................ 476,265 27,337,611
Home BancShares, Inc. ................ 633,583 18,031,772
International Bancshares Corp. ........... 86,239 5,740,068
Old National Bancorp .................. 1,813,913 38,708,903
Pinnacle Financial Partners, Inc. ........... 153,901 16,992,209
Prosperity Bancshares, Inc. .............. 530,968 37,295,192
SouthState Corp. ..................... 548,312 50,461,153
Synovus Financial Corp. ................ 394,259 20,402,903
Texas Capital Bancshares, Inc.
(b)
.......... 255,274 20,268,756
UMB Financial Corp. .................. 166,680 17,528,069
United Bankshares, Inc. ................ 790,018 28,780,356
Valley National Bancorp ................ 2,648,672 23,652,641
Webster Financial Corp. ................ 936,934 51,156,596
Wintrust Financial Corp. ................ 179,273 22,226,267
Zions Bancorp NA .................... 492,389 25,574,685
722,535,228
Beverages — 0.3%
(a)(b)
Boston Beer Co., Inc. (The) , Class A ........ 45,911 8,760,278
Celsius Holdings, Inc. .................. 314,755 14,601,484
23,361,762
Biotechnology — 0.9%
(b)
BioMarin Pharmaceutical, Inc. ............ 1,067,896 58,702,243
Cytokinetics, Inc.
(a)
.................... 332,587 10,988,675
69,690,918
Broadline Retail — 0.5%
Macy's, Inc. ........................ 1,555,930 18,142,144
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
...... 139,999 18,449,068
36,591,212
Building Products — 1.6%
Advanced Drainage Systems, Inc. ......... 204,164 23,450,277
Fortune Brands Innovations, Inc. .......... 670,267 34,505,345
Security
Shares
Shares Value
Building Products (continued)
Simpson Manufacturing Co., Inc. .......... 79,040 $ 12,275,702
Trex Co., Inc.
(a) (b)
..................... 304,112 16,537,611
UFP Industries, Inc. ................... 336,630 33,447,557
120,216,492
Capital Markets — 1.8%
Affiliated Managers Group, Inc. ........... 93,276 18,353,918
Carlyle Group, Inc. (The) ................ 747,985 38,446,429
Federated Hermes, Inc. , Class B, NVS ...... 164,508 7,290,994
Janus Henderson Group plc ............. 422,314 16,402,676
Jefferies Financial Group, Inc. ............ 425,882 23,291,487
SEI Investments Co. ................... 205,191 18,438,463
Stifel Financial Corp. .................. 165,669 17,193,129
139,417,096
Chemicals — 1.9%
Ashland, Inc. ........................ 254,276 12,784,998
Avient Corp. ........................ 509,020 16,446,436
Axalta Coating Systems Ltd.
(b)
............ 559,093 16,599,471
Cabot Corp. ........................ 131,301 9,847,575
NewMarket Corp. ..................... 23,599 16,303,605
Olin Corp. .......................... 640,774 12,873,150
RPM International, Inc. ................. 307,786 33,807,214
Scotts Miracle-Gro Co. (The) ............. 152,045 10,028,888
Westlake Corp. ...................... 185,416 14,078,637
142,769,974
Commercial Services & Supplies — 0.4%
Brink's Co. (The) ..................... 117,022 10,448,894
MSA Safety, Inc. ..................... 109,750 18,386,418
28,835,312
Communications Equipment — 0.5%
(b)
Ciena Corp. ........................ 317,135 25,792,589
Lumentum Holdings, Inc. ................ 142,860 13,580,272
39,372,861
Construction & Engineering — 1.6%
AECOM ........................... 346,475 39,103,169
API Group Corp.
(a) (b)
................... 555,458 28,356,131
Fluor Corp.
(a) (b)
....................... 917,205 47,025,100
Valmont Industries, Inc. ................. 30,235 9,873,844
124,358,244
Consumer Finance — 0.9%
Ally Financial, Inc. .................... 1,539,374 59,958,617
FirstCash Holdings, Inc. ................ 77,170 10,428,754
70,387,371
Consumer Staples Distribution & Retail — 4.2%
Albertsons Cos., Inc. , Class A ............ 2,244,876 48,287,283
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 389,877 42,040,437
Casey's General Stores, Inc. ............. 63,992 32,653,198
Maplebear, Inc.
(a) (b)
.................... 494,987 22,393,212
Performance Food Group Co.
(a) (b)
.......... 868,920 76,004,432
US Foods Holding Corp.
(b)
............... 1,288,545 99,230,850
320,609,412
Containers & Packaging — 2.2%
AptarGroup, Inc. ..................... 172,610 27,001,382
Crown Holdings, Inc. .................. 640,602 65,969,194
Graphic Packaging Holding Co.
(a)
.......... 1,027,250 21,644,158
Greif, Inc. , Class A, NVS ................ 145,587 9,461,699
Silgan Holdings, Inc. ................... 453,606 24,576,373
Sonoco Products Co. .................. 548,475 23,891,571
172,544,377

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services — 0.6%
Graham Holdings Co. , Class B ............ 18,886 $ 17,869,367
Service Corp. International .............. 309,689 25,208,684
43,078,051
Diversified REITs — 1.0%
WP Carey, Inc. ...................... 1,218,955 76,038,413
Diversified Telecommunication Services — 0.7%
Frontier Communications Parent, Inc.
(b)
...... 1,240,671 45,160,424
Iridium Communications, Inc. ............. 308,112 9,295,739
54,456,163
Electric Utilities — 1.9%
ALLETE, Inc. ....................... 321,990 20,629,899
IDACORP, Inc. ...................... 177,245 20,462,935
OGE Energy Corp. .................... 1,121,351 49,765,557
Portland General Electric Co. ............. 609,012 24,744,158
TXNM Energy, Inc. .................... 516,647 29,097,559
144,700,108
Electrical Equipment — 1.8%
EnerSys ........................... 219,262 18,806,102
NEXTracker, Inc. , Class A
(b)
.............. 800,491 43,522,695
Regal Rexnord Corp. .................. 369,419 53,550,978
Sensata Technologies Holding plc .......... 813,526 24,495,268
140,375,043
Electronic Equipment, Instruments & Components — 4.2%
Arrow Electronics, Inc.
(a) (b)
............... 288,474 36,760,242
Avnet, Inc. ......................... 467,792 24,830,399
Cognex Corp. ....................... 560,104 17,766,499
Crane NXT Co. ...................... 165,096 8,898,675
Flex Ltd.
(b)
.......................... 2,133,527 106,505,668
IPG Photonics Corp.
(a) (b)
................ 146,654 10,067,797
Littelfuse, Inc. ....................... 137,443 31,162,451
Novanta, Inc.
(b)
...................... 78,013 10,058,216
TD SYNNEX Corp. .................... 415,914 56,439,530
Vontier Corp. ........................ 477,039 17,602,739
320,092,216
Energy Equipment & Services — 0.7%
ChampionX Corp. .................... 638,756 15,866,699
NOV, Inc. .......................... 2,089,497 25,972,448
Weatherford International plc ............. 209,956 10,562,886
52,402,033
Entertainment — 0.1%
Warner Music Group Corp. , Class A ........ 422,417 11,506,639
Financial Services — 1.4%
Essent Group Ltd. .................... 565,171 34,322,835
Euronet Worldwide, Inc.
(a) (b)
.............. 92,932 9,421,446
MGIC Investment Corp. ................ 686,607 19,115,139
Voya Financial, Inc. ................... 258,124 18,326,804
Western Union Co. (The) ............... 1,812,156 15,258,353
WEX, Inc.
(a) (b)
........................ 56,821 8,346,437
104,791,014
Food Products — 1.3%
Darling Ingredients, Inc.
(b)
............... 881,545 33,445,817
Flowers Foods, Inc. ................... 1,091,958 17,449,489
Ingredion, Inc. ....................... 203,853 27,646,544
Lancaster Colony Corp. ................ 54,733 9,456,220
Post Holdings, Inc.
(b)
................... 110,501 12,047,924
100,045,994
Security
Shares
Shares Value
Gas Utilities — 2.4%
National Fuel Gas Co. ................. 503,363 $ 42,639,880
New Jersey Resources Corp. ............. 559,892 25,094,360
ONE Gas, Inc. ....................... 333,279 23,949,429
Southwest Gas Holdings, Inc. ............ 335,926 24,989,535
Spire, Inc. .......................... 328,196 23,955,026
UGI Corp. .......................... 1,194,646 43,509,007
184,137,237
Ground Transportation — 1.8%
Avis Budget Group, Inc.
(b)
............... 94,058 15,900,505
Knight-Swift Transportation Holdings, Inc. .... 902,875 39,934,161
Landstar System, Inc. .................. 194,337 27,016,730
Ryder System, Inc. .................... 108,052 17,180,268
XPO, Inc.
(a) (b)
........................ 334,734 42,273,557
142,305,221
Health Care Equipment & Supplies — 0.9%
Dentsply Sirona, Inc. .................. 1,108,278 17,599,455
Envista Holdings Corp.
(b)
................ 942,525 18,416,938
Haemonetics Corp.
(a) (b)
................. 117,371 8,757,050
LivaNova plc
(b)
....................... 178,900 8,054,078
Penumbra, Inc.
(b)
..................... 75,374 19,343,230
72,170,751
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.
(a) (b)
............ 512,700 11,633,163
Amedisys, Inc.
(b)
..................... 182,131 17,919,869
Chemed Corp.
(a)
..................... 43,931 21,391,322
Encompass Health Corp. ............... 162,555 19,934,119
Option Care Health, Inc.
(a) (b)
.............. 913,004 29,654,370
Tenet Healthcare Corp.
(b)
................ 201,895 35,533,520
136,066,363
Health Care REITs — 1.2%
Healthcare Realty Trust, Inc. , Class A ....... 1,959,153 31,072,167
Omega Healthcare Investors, Inc. .......... 967,694 35,465,985
Sabra Health Care REIT, Inc. ............. 1,323,173 24,399,310
90,937,462
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. .............. 571,146 5,842,824
Hotels, Restaurants & Leisure — 1.5%
Aramark ........................... 1,459,221 61,097,583
Boyd Gaming Corp. ................... 132,675 10,379,165
Cava Group, Inc.
(a) (b)
................... 100,929 8,501,250
Marriott Vacations Worldwide Corp. ......... 176,764 12,781,805
Vail Resorts, Inc. ..................... 97,591 15,334,474
Wendy's Co. (The) .................... 497,322 5,679,417
113,773,694
Household Durables — 1.4%
KB Home .......................... 191,895 10,164,678
Somnigroup International, Inc. ............ 470,826 32,039,710
Taylor Morrison Home Corp.
(b)
............ 559,403 34,358,532
Whirlpool Corp. ...................... 310,048 31,445,068
108,007,988
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc. ................ 176,264 14,763,873
Industrial REITs — 1.6%
EastGroup Properties, Inc. .............. 155,019 25,906,776
First Industrial Realty Trust, Inc. ........... 338,686 16,300,957
Rexford Industrial Realty, Inc. ............ 1,315,225 46,782,553
STAG Industrial, Inc. .................. 1,037,793 37,651,130
126,641,416

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 6.0%
American Financial Group, Inc. ........... 223,677 $ 28,230,274
Brighthouse Financial, Inc.
(b)
............. 319,253 17,166,234
CNO Financial Group, Inc. ............... 551,328 21,270,234
Fidelity National Financial, Inc. , Class A ...... 1,452,707 81,438,754
First American Financial Corp. ............ 572,232 35,129,323
Hanover Insurance Group, Inc. (The) ....... 200,184 34,005,256
Kemper Corp. ....................... 334,526 21,590,308
Old Republic International Corp. ........... 1,266,561 48,686,605
Reinsurance Group of America, Inc. ........ 367,896 72,975,851
Selective Insurance Group, Inc. ........... 338,859 29,362,132
Unum Group ........................ 893,162 72,131,763
461,986,734
Interactive Media & Services — 0.2%
ZoomInfo Technologies, Inc.
(b)
............ 1,444,980 14,623,198
IT Services — 0.5%
(b)
ASGN, Inc. ......................... 243,205 12,143,226
Kyndryl Holdings, Inc. .................. 569,372 23,890,849
36,034,075
Leisure Products — 1.0%
Brunswick Corp. ..................... 365,265 20,177,239
Mattel, Inc.
(b)
........................ 1,799,607 35,488,250
Polaris, Inc. ......................... 294,089 11,954,718
YETI Holdings, Inc.
(b)
.................. 268,224 8,454,420
76,074,627
Life Sciences Tools & Services — 2.0%
Avantor, Inc.
(a) (b)
...................... 3,795,054 51,081,427
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 103,747 25,036,226
Bruker Corp. ........................ 332,183 13,685,940
Illumina, Inc.
(a) (b)
...................... 423,361 40,392,873
Repligen Corp.
(a) (b)
.................... 168,530 20,961,761
Sotera Health Co.
(a) (b)
.................. 460,300 5,118,536
156,276,763
Machinery — 5.3%
AGCO Corp. ........................ 344,994 35,589,581
CNH Industrial NV .................... 4,869,657 63,110,755
Crane Co. .......................... 127,739 24,256,359
Donaldson Co., Inc. ................... 285,797 19,820,022
Flowserve Corp. ..................... 218,573 11,442,297
Graco, Inc. ......................... 474,902 40,827,325
ITT, Inc. ........................... 126,920 19,904,864
Lincoln Electric Holdings, Inc. ............ 133,495 27,676,183
Middleby Corp. (The)
(a) (b)
................ 297,946 42,904,224
Oshkosh Corp. ...................... 358,661 40,722,370
Terex Corp. ......................... 364,806 17,032,792
Timken Co. (The) ..................... 355,087 25,761,562
Toro Co. (The) ....................... 322,224 22,774,792
Watts Water Technologies, Inc. , Class A ...... 74,723 18,373,638
410,196,764
Media — 0.8%
EchoStar Corp. , Class A
(a) (b)
.............. 381,495 10,567,412
New York Times Co. (The) , Class A ......... 415,096 23,237,074
Nexstar Media Group, Inc. ............... 157,600 27,256,920
61,061,406
Metals & Mining — 2.9%
Alcoa Corp. ......................... 1,442,370 42,564,339
Cleveland-Cliffs, Inc.
(a) (b)
................ 2,695,791 20,488,012
Commercial Metals Co. ................. 629,946 30,810,659
Reliance, Inc. ....................... 292,689 91,875,077
Royal Gold, Inc. ...................... 201,741 35,877,619
221,615,706
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Annaly Capital Management, Inc. .......... 3,368,875 $ 63,402,227
Starwood Property Trust, Inc. ............. 1,793,339 35,992,314
99,394,541
Multi-Utilities — 0.5%
Black Hills Corp. ..................... 404,600 22,698,060
Northwestern Energy Group, Inc. .......... 341,338 17,510,639
40,208,699
Office REITs — 0.9%
COPT Defense Properties ............... 300,686 8,292,920
Cousins Properties, Inc. ................ 933,766 28,040,993
Kilroy Realty Corp. .................... 591,990 20,311,177
Vornado Realty Trust .................. 251,245 9,607,609
66,252,699
Oil, Gas & Consumable Fuels — 3.7%
Antero Midstream Corp. ................ 932,736 17,675,347
Antero Resources Corp.
(b)
............... 1,625,122 65,459,914
Chord Energy Corp. ................... 321,179 31,106,186
Civitas Resources, Inc. ................. 473,654 13,034,958
HF Sinclair Corp. ..................... 890,594 36,585,602
Matador Resources Co. ................ 233,305 11,133,315
Murphy Oil Corp. ..................... 746,031 16,785,698
Ovintiv, Inc. ......................... 1,446,828 55,051,805
PBF Energy, Inc. , Class A ............... 546,841 11,850,044
Range Resources Corp. ................ 719,495 29,261,862
287,944,731
Personal Care Products — 0.4%
(b)
BellRing Brands, Inc. .................. 382,679 22,168,595
Coty, Inc. , Class A .................... 2,037,356 9,473,705
31,642,300
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc
(a) (b)
............. 342,743 36,371,887
Perrigo Co. plc ...................... 767,409 20,505,169
56,877,056
Professional Services — 2.4%
CACI International, Inc. , Class A
(a) (b)
........ 48,916 23,318,257
Concentrix Corp. ..................... 256,532 13,558,999
Exponent, Inc. ....................... 112,891 8,434,087
FTI Consulting, Inc.
(a) (b)
................. 187,753 30,322,109
Genpact Ltd. ........................ 422,266 18,583,927
Insperity, Inc. ........................ 198,967 11,961,896
KBR, Inc. .......................... 418,453 20,060,637
ManpowerGroup, Inc. .................. 257,933 10,420,493
Maximus, Inc. ....................... 313,359 21,997,802
Science Applications International Corp. ..... 263,001 29,616,542
188,274,749
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.
(a) (b)
.............. 124,082 31,737,694
Residential REITs — 1.1%
American Homes 4 Rent , Class A .......... 1,097,837 39,598,981
Equity LifeStyle Properties, Inc. ........... 531,610 32,784,389
Independence Realty Trust, Inc. ........... 520,576 9,208,989
81,592,359
Retail REITs — 1.4%
Agree Realty Corp. ................... 361,344 26,399,793
Brixmor Property Group, Inc. ............. 785,887 20,464,497
Kite Realty Group Trust ................. 696,760 15,781,614
NNN REIT, Inc. ...................... 1,045,205 45,131,952
107,777,856

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems, Inc.
(b)
............. 450,734 $ 15,410,595
Amkor Technology, Inc. ................. 632,290 13,271,767
Cirrus Logic, Inc.
(b)
.................... 115,356 12,026,440
Entegris, Inc. ........................ 405,050 32,667,283
Lattice Semiconductor Corp.
(b)
............ 389,993 19,105,757
MKS, Inc. .......................... 220,831 21,941,768
Onto Innovation, Inc.
(b)
................. 119,627 12,073,953
Power Integrations, Inc.
(a)
............... 206,842 11,562,468
Silicon Laboratories, Inc.
(b)
............... 103,247 15,214,478
Synaptics, Inc.
(b)
..................... 214,376 13,895,852
Universal Display Corp. ................ 133,220 20,577,161
187,747,522
Software — 1.0%
BILL Holdings, Inc.
(a) (b)
.................. 527,102 24,383,738
Blackbaud, Inc.
(b)
..................... 106,824 6,859,169
Dolby Laboratories, Inc. , Class A .......... 341,480 25,358,305
Dropbox, Inc. , Class A
(a) (b)
............... 425,865 12,179,739
Qualys, Inc.
(a) (b)
...................... 85,137 12,163,523
80,944,474
Specialized REITs — 1.9%
CubeSmart ......................... 583,125 24,782,813
EPR Properties ...................... 423,024 24,645,378
Gaming & Leisure Properties, Inc. ......... 872,819 40,743,191
Lamar Advertising Co. , Class A ........... 181,641 22,043,952
PotlatchDeltic Corp. ................... 397,739 15,261,245
Rayonier, Inc. ....................... 779,655 17,292,748
144,769,327
Specialty Retail — 3.4%
AutoNation, Inc.
(b)
..................... 138,374 27,487,995
Bath & Body Works, Inc. ................ 580,425 17,389,533
Dick's Sporting Goods, Inc. .............. 126,023 24,928,610
Five Below, Inc.
(b)
..................... 306,761 40,240,908
Floor & Decor Holdings, Inc. , Class A
(b)
...... 263,296 19,999,964
GameStop Corp. , Class A
(a) (b)
............. 1,267,611 30,917,032
Gap, Inc. (The) ...................... 1,235,646 26,949,439
Lithia Motors, Inc. , Class A .............. 144,994 48,981,873
Penske Automotive Group, Inc. ........... 103,331 17,753,299
RH
(b)
............................. 42,348 8,004,196
262,652,849
Textiles, Apparel & Luxury Goods — 1.6%
Capri Holdings Ltd.
(a) (b)
................. 656,613 11,622,050
Columbia Sportswear Co. ............... 170,804 10,432,708
PVH Corp. ......................... 266,890 18,308,654
Skechers USA, Inc. , Class A
(b)
............ 725,767 45,795,898
Under Armour, Inc. , Class A
(b)
............. 1,055,477 7,208,908
Under Armour, Inc. , Class C, NVS
(a) (b)
....... 712,284 4,622,723
VF Corp. .......................... 1,841,471 21,637,284
119,628,225
Trading Companies & Distributors — 1.8%
Core & Main, Inc. , Class A
(a) (b)
............ 401,523 24,231,913
GATX Corp. ........................ 75,523 11,597,312
MSC Industrial Direct Co., Inc. , Class A ...... 247,899 21,076,373
Watsco, Inc. ........................ 73,720 32,556,227
WESCO International, Inc. ............... 247,387 45,816,072
135,277,897
Water Utilities — 0.7%
Essential Utilities, Inc. .................. 1,436,336 53,345,519
Total Long-Term Investments — 99 .8%
(Cost: $ 7,504,652,841 ) ............................ 7,670,578,567
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e)
................... 257,810,787 $ 257,913,911
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 5,848,336 5,848,336
Total Short-Term Securities — 3 .5%
(Cost: $ 263,650,439 ) .............................. 263,762,247
Total Investments — 103 .3%
(Cost: $ 7,768,303,280 ) ............................ 7,934,340,814
Liabilities in Excess of Other Assets — (3.3) % ............. (249,751,603)
Net Assets — 100.0% ...............................
$ 7,684,589,211
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Mid-Cap 400 Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 250,328,130 $ 7,604,641
(a)
$ — $ (6,854) $ (12,006) $ 257,913,911 257,810,787 $ 77,678
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 24,010,298 — (18,161,962)
(a)
— — 5,848,336 5,848,336 120,346 —
$ (6,854) $ (12,006) $ 263,762,247 $ 198,024 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 36 09/19/25 $ 11,252 $ 221,474
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Cadence Bank ............ Goldman Sachs Bank USA USD 489,118 08/18/26 0.40% 1D FEDL01 Monthly $ 20,739
Cadence Bank ............ HSBC Bank plc 181,394 02/09/28 0.40% 1D OBFR01 Monthly 5,434
Cadence Bank ............ JPMorgan Chase Bank NA 776,230 02/09/26 0.40% 1D OBFR01 Monthly 38,812
Western Union Co. (The) ..... Goldman Sachs Bank USA 39,989 08/18/26 0.40% 1D FEDL01 Monthly (1,063)
Western Union Co. (The) ..... HSBC Bank plc 235,854 02/09/28 0.40% 1D OBFR01 Monthly (14,720)
Total long positions of equity swaps 49,202
Total long and short position of equity swaps 49,202
Net dividends and financing fees 19,631
Total equity swap contracts including dividends and financing fees $ 68,833
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Mid-Cap 400 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,670,578,567 $ — $ — $ 7,670,578,567
Short-Term Securities
Money Market Funds ...................................... 263,762,247 — — 263,762,247
$ 7,934,340,814 $ — $ — $ 7,934,340,814
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 221,474 $ 84,616 $ — $ 306,090
Liabilities
Equity contracts ........................................... — (15,783) — (15,783)
$ 221,474 $ 68,833 $ — $ 290,307
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust